QUARTERLY FINANIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Selected Quarterly Financial Information [Abstract]
Revenues		$ 75,058	$ 72,508	$ 70,379	$ 55,956	$ 59,268	$ 56,393	$ 53,777	$ 31,601	$ 201,039	$ 273,901
Operating Expenses		68,173	74,918	64,319	53,419	59,558	52,546	50,140	36,987	199,231	260,829
Operating income (loss)		6,885	(2,410)	6,060	2,537	(290)	3,847	3,637	(5,386)	1,808	13,072
Interest expense		8,338	3,434	3,392	3,284	3,341	4,612	2,120	1,375	11,448	18,448
(Loss) income before income taxes		(1,453)	(5,844)	2,668	(747)	(3,631)	(765)	1,517	(6,761)	(9,640)	(5,376)
Income tax (benefit) provision		(6,318)	7,569	824	(207)	(519)	(191)	244	1,000	534	1,868
Net (loss) income		$ 4,865	$ (13,413)	$ 1,844	$ (540)	$ (3,112)	$ (574)	$ 1,273	$ (7,761)	$ (10,174)	$ (7,244)
(Loss) earnings per share [Abstract]
Basic (in dollars per share)		$ 0.13	$ (0.43)	$ 0.11	$ (0.03)						$ (0.28)
Diluted (in dollars per share)		$ 0.13	$ (0.43)	$ 0.11	$ (0.03)						(0.28)
Basic and Diluted (in dollars per share)						$ (0.18)	$ (0.03)	$ 0.07	$ (0.45)	$ (0.59)	$ (0.28)
Weighted-average shares outstanding [Abstract]
Basic (in shares)		36,182,783	30,975,338	17,227,682	17,227,682						25,484,386
Diluted (in shares)		36,572,071	30,975,338	17,227,682	17,227,682						25,484,386
Basic and Diluted (in shares)						17,227,682	17,227,682	17,227,682	17,227,682	17,227,682	25,484,386
Predecessor [Member]
Selected Quarterly Financial Information [Abstract]
Revenues	$ 14,425											$ 165,395
Operating Expenses	19,332											142,371
Operating income (loss)	(4,907)											23,024
Interest expense	614											9,540
(Loss) income before income taxes	(5,521)											13,484
Income tax (benefit) provision	(2,203)											4,084
Net (loss) income	$ (3,318)											$ 9,400